Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Leases [Abstract]
Beginning balance	$ 282	$ 305
Additions	117	59
Disposals	(7)	0
Amortization	(57)	(82)
Ending balance	$ 335	$ 282